Pensions and Other Benefit Plans (Details 10) (USD $)	Dec. 30, 2012	Jan. 01, 2012
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	$ 17,536,000,000	$ 13,736,000,000
Qualified Plans [Member] | U.S. retirement plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	11,464,000,000	9,132,000,000
Projected benefit obligation	12,420,000,000	10,283,000,000
Accumulated benefit obligations	11,001,000,000	9,147,000,000
Projected benefit obligation	(956,000,000)	(1,151,000,000)
Accumulated benefit obligation	463,000,000	(15,000,000)
Non Qualified Plans [Member] | U.S. retirement plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	0	0
Projected benefit obligation	1,343,000,000	1,155,000,000
Accumulated benefit obligations	1,070,000,000	903,000,000
Projected benefit obligation	(1,343,000,000)	(1,155,000,000)
Accumulated benefit obligation	(1,070,000,000)	(903,000,000)
Funded Plans [Member] | International retirement plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	6,072,000,000	4,604,000,000
Projected benefit obligation	7,586,000,000	5,626,000,000
Accumulated benefit obligations	6,774,000,000	5,078,000,000
Projected benefit obligation	(1,514,000,000)	(1,022,000,000)
Accumulated benefit obligation	(702,000,000)	(474,000,000)
Unfunded Plans [Member] | International retirement plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	0	0
Projected benefit obligation	480,000,000	360,000,000
Accumulated benefit obligations	422,000,000	324,000,000
Projected benefit obligation	(480,000,000)	(360,000,000)
Accumulated benefit obligation	$ (422,000,000)	$ (324,000,000)